Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Trading Symbol	HPPI
Entity Registrant Name	HedgePath Pharmaceuticals, Inc.
Entity Central Index Key	0001042418
Entity Filer Category	Smaller Reporting Company